Note 4 - Discontinued Operations	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
(4)	Discontinued Operations

On March 25, 2011, the Company sold its 55% equity interest in Datong to an independent third party at a cash consideration of approximately US$63,690 equal to RMB418,000. In addition, Datong declared a cash dividend of RMB10,000 exclusively to the Company as at March 25, 2011. In 2012, both parties agreed to defer the settlement date for the dividend to December 31, 2014 and no interest will be charged during the period. Accordingly, the dividend receivable of RMB10,000 has been reclassified from other receivables to other non-current assets, and finance cost of RMB2,439 has been recognized in 2012 based on the effective interest rate discounted over the amended settlement period. In late 2013, information became available to the Company that it is probable the dividend receivable has been impaired and the loss amount can be reasonably estimated to be the total amount of the receivable.  As of year ended December 31, 2013, the Company has fully written down the dividend receivable.

The Company recognized a gain on the disposal of Datong of RMB177,949 (net of transaction cost RMB3,557) which has been included in consolidated statement of income (loss) and comprehensive income (loss) as net income from discontinued operations, for the year ended December31, 2011.

Results of the discontinued operations are summarized as follows:

Year ended December 31, 2011
RMB
Net revenues	65,854
Profit before tax	2,062
Gain on the disposal of Datong	177,949
Income tax	(52,458)
Net income from discontinued operations	127,553

Assets and liabilities of the discontinued operation as of the disposal date were summarized as follows:

ASSET:
Current assets:	RMB
Cash and cash equivalents	23,607
Other current assets	107,826
Goodwill and intangible assets, net	201,704
Other non-current assets	21,571
Assets of discontinued operation	354,708

Current liabilities	88,258
Non-current liabilities	3,829
Liabilities of discontinued operation	92,087
Noncontrolling interest	16,127